Folgers Merger/Rowland Coffee Acquisition (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Mergers (Tables) [Abstract]
Estimated fair values of the assets acquired and liabilities assumed

Assets acquired:
Current assets	$33,817
Property, plant, and equipment	29,227
Intangible assets	213,500
Goodwill	91,714

Total assets acquired	$368,258

Liabilities assumed:
Current liabilities	$5,412

Total liabilities assumed	$5,412

Net assets acquired	$362,846

Assets acquired:
Current assets	$300,781
Property, plant, and equipment	316,851
Intangible assets	2,515,000
Goodwill	1,643,636
Other noncurrent assets	4,278

Total assets acquired	$4,780,546

Liabilities assumed:
Current liabilities	$85,795
Deferred tax liabilities	955,235
Other noncurrent liabilities	3,750

Total liabilities assumed	$1,044,780

Net assets acquired	$3,735,766

Folgers goodwill of $1,643.6 million was assigned to the U.S. Retail Coffee and International, Foodservice, and Natural Foods segments. Of the total goodwill, $1,634.3 million is not deductible for tax purposes.

The purchase price allocated to the identifiable intangible assets

Intangible assets with finite lives:
Customer relationships (19-year weighted-average useful life)	$147,800
Trademark (10-year useful life)	1,600
Intangible assets with indefinite lives:
Trademarks	$64,100

Total intangible assets	$213,500

The purchase price allocated to the identifiable intangible assets acquired is as follows:

Intangible assets with finite lives:
Customer and contractual relationships (20-year weighted-average useful life)	$1,089,000
Technology (14-year weighted-average useful life)	133,000
Intangible assets with indefinite lives	1,293,000

Total intangible assets	$2,515,000

The results of the operations of the Folgers business are included in the Company's consolidated financial statements
The results of operations of the Folgers business are included in the Company’s consolidated financial statements from the date of the transaction. Had the transaction occurred on May 1, 2008, unaudited, pro forma consolidated results for the year ended April 30, 2009, would have been as follows:

Year Ended April 30, 2009

Net sales	$4,684,746
Net income	359,979
Net income per common share — assuming dilution	3.04